Distribution Date:	11/18/24	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Determination Date:	11/12/24
Next Distribution Date:	12/17/24
Record Date:	10/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Bond / Collateral Reconciliation - Balances	9		partnership
Current Mortgage Loan and Property Stratification	10-14		Steve.Luther@mountstreet.com		Special.servicing@mountstreet.com
			2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Mortgage Loan Detail (Part 1)	15-16
		Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	17-18
			Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	19		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24-26
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764XBE4	1.548000%	33,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764XBF1	2.933000%	25,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764XBG9	3.150000%	72,200,000.00	1,121,708.32	1,121,708.32	2,944.48	0.00	0.00	1,124,652.80	0.00	0.00%	30.00%
A-3	61764XBH7	3.077000%	205,000,000.00	136,575,476.82	81,315,715.49	350,202.29	0.00	0.00	81,665,917.78	55,259,761.33	44.16%	30.00%
A-4	61764XBJ3	3.338000%	274,274,000.00	274,274,000.00	0.00	762,938.84	0.00	0.00	762,938.84	274,274,000.00	44.16%	30.00%
A-S	61764XBL8	3.652000%	64,255,000.00	64,255,000.00	0.00	195,549.38	0.00	0.00	195,549.38	64,255,000.00	33.28%	22.63%
B	61764XBM6	3.854000%	39,206,000.00	39,206,000.00	0.00	125,916.60	0.00	0.00	125,916.60	39,206,000.00	26.63%	18.13%
C	61764XBP9	4.251494%	53,364,000.00	53,364,000.00	0.00	189,063.93	0.00	0.00	189,063.93	53,364,000.00	17.59%	12.00%
D	61764XAN5	4.251494%	41,384,000.00	41,384,000.00	0.00	146,619.85	0.00	0.00	146,619.85	41,384,000.00	10.58%	7.25%
E	61764XAQ8	3.012000%	19,604,000.00	19,604,000.00	0.00	49,206.04	0.00	0.00	49,206.04	19,604,000.00	7.26%	5.00%
F	61764XAS4	3.012000%	8,712,000.00	8,712,000.00	0.00	17,698.54	0.00	0.00	17,698.54	8,712,000.00	5.78%	4.00%
G	61764XAU9	3.012000%	11,980,000.00	11,980,000.00	0.00	0.00	0.00	0.00	0.00	11,980,000.00	3.75%	2.63%
H	61690RBS5	3.012000%	22,870,589.00	22,139,227.76	0.00	0.00	0.00	0.00	0.00	22,139,227.76	0.00%	0.00%
555-A	61764XBA2	3.143333%	11,700,000.00	11,700,000.00	0.00	31,669.08	0.00	0.00	31,669.08	11,700,000.00	61.00%	61.00%
555-B	61764XBC8	3.143333%	18,300,000.00	18,300,000.00	0.00	49,533.69	0.00	0.00	49,533.69	18,300,000.00	0.00%	0.00%
V	61764XAW5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764XAY1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			901,249,591.00	702,615,412.90	82,437,423.81	1,921,342.72	0.00	0.00	84,358,766.53	620,177,989.09

X-A	61764XBK0	0.946422%	674,129,000.00	476,226,185.14	0.00	375,592.28	0.00	0.00	375,592.28	393,788,761.33
X-B	61764XAA3	0.397494%	39,206,000.00	39,206,000.00	0.00	12,986.79	0.00	0.00	12,986.79	39,206,000.00
X-E	61764XAG0	1.239494%	19,604,000.00	19,604,000.00	0.00	20,249.20	0.00	0.00	20,249.20	19,604,000.00
X-FG	61764XAJ4	1.239494%	20,692,000.00	20,692,000.00	0.00	21,373.01	0.00	0.00	21,373.01	20,692,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61690RBQ9	1.239494%	22,870,589.00	22,139,227.76	0.00	22,867.87	0.00	0.00	22,867.87	22,139,227.76
Notional SubTotal			776,501,589.00	577,867,412.90	0.00	453,069.15	0.00	0.00	453,069.15	495,429,989.09

Deal Distribution Total					82,437,423.81	2,374,411.87	0.00	0.00	84,811,835.68

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764XBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764XBF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764XBG9	15.53612632	15.53612632	0.04078227	0.00000000	0.00000000	0.00000000	0.00000000	15.57690859	0.00000000
A-3	61764XBH7	666.22183815	396.66202678	1.70830385	0.00000000	0.00000000	0.00000000	0.00000000	398.37033063	269.55981137
A-4	61764XBJ3	1,000.00000000	0.00000000	2.78166665	0.00000000	0.00000000	0.00000000	0.00000000	2.78166665	1,000.00000000
A-S	61764XBL8	1,000.00000000	0.00000000	3.04333328	0.00000000	0.00000000	0.00000000	0.00000000	3.04333328	1,000.00000000
B	61764XBM6	1,000.00000000	0.00000000	3.21166658	0.00000000	0.00000000	0.00000000	0.00000000	3.21166658	1,000.00000000
C	61764XBP9	1,000.00000000	0.00000000	3.54291151	0.00000000	0.00000000	0.00000000	0.00000000	3.54291151	1,000.00000000
D	61764XAN5	1,000.00000000	0.00000000	3.54291151	0.00000000	0.00000000	0.00000000	0.00000000	3.54291151	1,000.00000000
E	61764XAQ8	1,000.00000000	0.00000000	2.51000000	0.00000000	0.00000000	0.00000000	0.00000000	2.51000000	1,000.00000000
F	61764XAS4	1,000.00000000	0.00000000	2.03151286	0.47848714	4.21383724	0.00000000	0.00000000	2.03151286	1,000.00000000
G	61764XAU9	1,000.00000000	0.00000000	0.00000000	2.51000000	22.46206511	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61690RBS5	968.02175755	0.00000000	0.00000000	2.42973454	115.84053694	0.00000000	0.00000000	0.00000000	968.02175755
555-A	61764XBA2	1,000.00000000	0.00000000	2.70675897	0.00000000	0.00029915	0.00000000	0.00000000	2.70675897	1,000.00000000
555-B	61764XBC8	1,000.00000000	0.00000000	2.70675902	0.00000000	0.00033716	0.00000000	0.00000000	2.70675902	1,000.00000000
V	61764XAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764XAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764XBK0	706.43183299	0.00000000	0.55715194	0.00000000	0.00000000	0.00000000	0.00000000	0.55715194	584.14452031
X-B	61764XAA3	1,000.00000000	0.00000000	0.33124496	0.00000000	0.00000000	0.00000000	0.00000000	0.33124496	1,000.00000000
X-E	61764XAG0	1,000.00000000	0.00000000	1.03291165	0.00000000	0.00000000	0.00000000	0.00000000	1.03291165	1,000.00000000
X-FG	61764XAJ4	1,000.00000000	0.00000000	1.03291175	0.00000000	0.00000000	0.00000000	0.00000000	1.03291175	1,000.00000000
X-H	61690RBQ9	968.02175755	0.00000000	0.99988111	0.00000000	0.00000000	0.00000000	0.00000000	0.99988111	968.02175755

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/24 - 10/30/24	30	0.00	2,944.48	0.00	2,944.48	0.00	0.00	0.00	2,944.48	0.00
A-3	10/01/24 - 10/30/24	30	0.00	350,202.29	0.00	350,202.29	0.00	0.00	0.00	350,202.29	0.00
A-4	10/01/24 - 10/30/24	30	0.00	762,938.84	0.00	762,938.84	0.00	0.00	0.00	762,938.84	0.00
X-A	10/01/24 - 10/30/24	30	0.00	375,592.28	0.00	375,592.28	0.00	0.00	0.00	375,592.28	0.00
X-B	10/01/24 - 10/30/24	30	0.00	12,986.79	0.00	12,986.79	0.00	0.00	0.00	12,986.79	0.00
X-E	10/01/24 - 10/30/24	30	0.00	20,249.20	0.00	20,249.20	0.00	0.00	0.00	20,249.20	0.00
X-FG	10/01/24 - 10/30/24	30	0.00	21,373.01	0.00	21,373.01	0.00	0.00	0.00	21,373.01	0.00
X-H	10/01/24 - 10/30/24	30	0.00	22,867.87	0.00	22,867.87	0.00	0.00	0.00	22,867.87	0.00
A-S	10/01/24 - 10/30/24	30	0.00	195,549.38	0.00	195,549.38	0.00	0.00	0.00	195,549.38	0.00
B	10/01/24 - 10/30/24	30	0.00	125,916.60	0.00	125,916.60	0.00	0.00	0.00	125,916.60	0.00
C	10/01/24 - 10/30/24	30	0.00	189,063.93	0.00	189,063.93	0.00	0.00	0.00	189,063.93	0.00
D	10/01/24 - 10/30/24	30	0.00	146,619.85	0.00	146,619.85	0.00	0.00	0.00	146,619.85	0.00
E	10/01/24 - 10/30/24	30	0.00	49,206.04	0.00	49,206.04	0.00	0.00	0.00	49,206.04	0.00
F	10/01/24 - 10/30/24	30	32,542.37	21,867.12	0.00	21,867.12	4,168.58	0.00	0.00	17,698.54	36,710.95
G	10/01/24 - 10/30/24	30	239,025.74	30,069.80	0.00	30,069.80	30,069.80	0.00	0.00	0.00	269,095.54
H	10/01/24 - 10/30/24	30	2,593,771.85	55,569.46	0.00	55,569.46	55,569.46	0.00	0.00	0.00	2,649,341.31
555-A	10/01/24 - 10/31/24	31	3.50	31,669.08	0.00	31,669.08	0.00	0.00	0.00	31,669.08	3.50
555-B	10/01/24 - 10/31/24	31	6.17	49,533.69	0.00	49,533.69	0.00	0.00	0.00	49,533.69	6.17
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,865,349.63	2,464,219.71	0.00	2,464,219.71	89,807.84	0.00	0.00	2,374,411.87	2,955,157.47

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764XBL8	3.652000%	64,255,000.00	64,255,000.00	0.00	195,549.38	0.00	0.00	195,549.38	64,255,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764XBM6	3.854000%	39,206,000.00	39,206,000.00	0.00	125,916.60	0.00	0.00	125,916.60	39,206,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764XBP9	4.251494%	53,364,000.00	53,364,000.00	0.00	189,063.93	0.00	0.00	189,063.93	53,364,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,825,000.03	156,825,000.00	0.00	510,529.91	0.00	0.00	510,529.91	156,825,000.00

Exchangeable Certificate Details
PST	61764XBN4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

		Additional Information

	Total Available Distribution Amount (1)	84,811,835.68
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	7
	Aggregate Unpaid Principal Balance	149,216,696.11
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,480,589.21	Master Servicing Fee	12,391.26
Interest Reductions due to Nonrecoverability Determination	(36,850.22)	Certificate Administrator Fee	2,664.30
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	302.51
ARD Interest	0.00	Trust Advisor Fee	718.30
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,443,738.99	Total Fees	16,076.39

Principal		Expenses/Reimbursements
Scheduled Principal	55,647,106.19	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	34,037.66
Principal Prepayments	26,790,317.62	Special Servicing Fees (Monthly)	19,213.09
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	82,437,423.81	Total Expenses/Reimbursements	53,250.75

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,374,411.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	82,437,423.81
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	84,811,835.68
Total Funds Collected	84,881,162.80	Total Funds Distributed	84,881,162.82

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	672,615,412.90	672,615,412.90	Beginning Certificate Balance	702,615,412.90
(-) Scheduled Principal Collections	55,647,106.19	55,647,106.19	(-) Principal Distributions	82,437,423.81
(-) Unscheduled Principal Collections	26,790,317.62	26,790,317.62	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	590,177,989.09	590,177,989.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	674,695,190.42	674,695,190.42	Ending Certificate Balance	620,177,989.09
Ending Actual Collateral Balance	592,288,210.56	592,288,210.56

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	42,209,923.19	7.15%	2	4.3304	NAP	Defeased	8	42,209,923.19	7.15%	2	4.3304	NAP
10,000,000 or less	29	143,869,364.21	24.38%	4	4.2684	1.801310	1.30 or less	11	103,894,546.91	17.60%	3	4.1467	1.011247
10,000,001 to 20,000,000	7	109,341,944.42	18.53%	24	4.2993	1.837212	1.31 to 1.40	2	71,724,135.30	12.15%	0	3.3010	1.400000
20,000,001 to 30,000,000	4	106,699,027.11	18.08%	3	4.1210	2.005019	1.41 to 1.50	3	65,346,871.21	11.07%	2	4.4072	1.417105
30,000,001 to 40,000,000	1	38,200,000.00	6.47%	2	4.0000	3.270000	1.51 to 1.60	1	4,305,915.27	0.73%	2	4.5000	1.550000
40,000,001 to 50,000,000	2	89,857,730.16	15.23%	2	4.2811	1.546327	1.61 to 1.70	3	62,709,588.99	10.63%	2	4.2320	1.664372
50,000,001 to 60,000,000	1	60,000,000.00	10.17%	0	3.1663	1.400000	1.71 to 1.80	3	16,771,664.92	2.84%	2	4.4174	1.769655
60,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	4	25,182,699.97	4.27%	3	4.3889	1.877526
Totals	52	590,177,989.09	100.00%	6	4.1244	1.836908	1.91 to 2.00	1	2,406,553.42	0.41%	62	5.1500	1.910000
							2.01 to 2.10	5	38,992,044.72	6.61%	2	4.2289	2.031014
							2.11 to 2.30	3	15,158,545.16	2.57%	3	4.2010	2.244280
							2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.60	1	5,550,942.79	0.94%	2	4.3400	2.500000
							2.61 to 2.70	2	55,383,228.43	9.38%	4	4.1331	2.643887
							2.71 to 4.80	5	80,541,328.81	13.65%	31	4.1278	3.198762
							4.81 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	52	590,177,989.09	100.00%	6	4.1244	1.836908
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	21	42,209,923.19	7.15%	2	4.3304	NAP	Washington, DC	1	60,000,000.00	10.17%	0	3.1663	1.400000
Alabama	1	21,940,798.68	3.72%	1	4.4500	1.430000	West Virginia	1	9,725,865.56	1.65%	2	4.4000	0.640000
Arizona	2	2,201,350.81	0.37%	122	4.4500	2.790000	Totals	80	590,177,989.09	100.00%	6	4.1244	1.836908
California	7	138,193,154.37	23.42%	3	3.9979	2.549428
									Property Type³
Florida	6	78,823,323.05	13.36%	5	4.2067	2.081604
Georgia	1	4,941,710.19	0.84%	2	4.3675	2.190000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	1	2,548,342.37	0.43%	2	4.5000	1.420000		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	1	3,832,645.85	0.65%	2	4.3500	1.760000	Defeased	21	42,209,923.19	7.15%	2	4.3304	NAP
Kansas	1	4,547,886.94	0.77%	3	4.4500	2.660000	Industrial	3	11,343,482.02	1.92%	3	4.0898	3.020862
Maryland	2	6,629,370.15	1.12%	3	4.1100	2.260000	Lodging	7	58,603,241.50	9.93%	3	4.3378	2.480719
Michigan	4	27,305,673.75	4.63%	3	4.4378	2.051634	Mixed Use	6	45,372,792.54	7.69%	2	4.2916	1.688980
Minnesota	1	2,001,527.93	0.34%	3	4.0900	1.870000	Mobile Home Park	2	6,629,370.15	1.12%	3	4.1100	2.260000
Missouri	1	1,502,381.63	0.25%	122	4.4500	2.790000	Multi-Family	4	54,963,157.58	9.31%	3	4.3770	1.423167
New Jersey	1	6,473,189.58	1.10%	3	4.2000	1.300000	Office	4	97,792,464.60	16.57%	1	3.6343	1.426554
New York	6	33,194,967.75	5.62%	16	4.1804	1.389841	Other	1	3,832,645.85	0.65%	2	4.3500	1.760000
North Carolina	4	53,090,725.34	9.00%	6	4.3677	1.523566	Retail	21	231,466,050.58	39.22%	3	4.0922	2.088607
North Dakota	1	2,088,872.73	0.35%	122	4.4500	2.790000	Self Storage	11	19,342,962.51	3.28%	122	4.4500	2.790000
Ohio	1	1,890,569.92	0.32%	2	4.5260	1.820000	Totals	80	590,177,989.09	100.00%	6	4.1244	1.836908
Oklahoma	1	1,409,824.97	0.24%	3	4.3000	1.210000
Oregon	1	3,587,464.82	0.61%	3	4.1400	2.290000
Pennsylvania	1	1,727,337.16	0.29%	122	4.4500	2.790000
Rhode Island	1	2,763,739.33	0.47%	122	4.4500	2.790000
Texas	10	48,536,041.55	8.22%	5	4.2886	1.683387
Utah	1	8,171,984.34	1.38%	3	4.4500	2.660000
Washington	1	2,217,418.57	0.38%	122	4.4500	2.790000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	42,209,923.19	7.15%	2	4.3304	NAP	Defeased	8	42,209,923.19	7.15%	2	4.3304	NAP
	3.500% or less	2	65,968,550.96	11.18%	0	3.1938	1.646999	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	7	118,216,674.53	20.03%	3	3.9137	2.366048	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	32	356,138,923.96	60.34%	9	4.3288	1.744236	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	2	5,237,363.03	0.89%	2	4.5733	1.468538	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	1	2,406,553.42	0.41%	62	5.1500	1.910000	49 months or greater	44	547,968,065.90	92.85%	7	4.1086	1.864770
	Totals	52	590,177,989.09	100.00%	6	4.1244	1.836908	Totals	52	590,177,989.09	100.00%	6	4.1244	1.836908
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	42,209,923.19	7.15%	2	4.3304	NAP	Defeased	8	42,209,923.19	7.15%	2	4.3304	NAP
	60 months or less	42	526,218,549.97	89.16%	2	4.0913	1.830553	Interest Only	9	222,530,000.00	37.71%	2	3.7930	1.941054
61 months to 84 months		1	2,406,553.42	0.41%	62	5.1500	1.910000	300 months or less	34	306,095,103.39	51.86%	3	4.3164	1.750845
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	570,835,026.58	96.72%	3	4.1134	1.804612	Totals	51	570,835,026.58	96.72%	3	4.1134	1.804612
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	42,209,923.19	7.15%	2	4.3304	NAP	300 months or less	1	19,342,962.51	3.28%	122	4.4500	2.790000
Underwriter's Information		2	47,996,898.57	8.13%	4	4.0843	2.339708	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	38	461,074,158.28	78.12%	7	4.0988	1.875548	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	3	29,171,143.49	4.94%	3	4.2062	1.321323	Totals	1	19,342,962.51	3.28%	122	4.4500	2.790000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	1	9,725,865.56	1.65%	2	4.4000	0.640000
	Totals	52	590,177,989.09	100.00%	6	4.1244	1.836908
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10096311	1	RT	Palm Desert	CA	Actual/360	3.853%	97,449.52	0.00	0.00	N/A	03/01/25	03/01/27	29,375,000.00	29,375,000.00	10/01/24
1A	10096412	1				Actual/360	3.853%	97,449.52	0.00	0.00	N/A	03/01/25	03/01/27	29,375,000.00	29,375,000.00	10/01/24
1B	10096413	1				Actual/360	3.853%	6,220.18	0.00	0.00	N/A	03/01/25	03/01/27	1,875,000.00	1,875,000.00	10/01/24
1C	10096414	1				Actual/360	3.853%	6,220.18	0.00	0.00	N/A	03/01/25	03/01/27	1,875,000.00	1,875,000.00	10/01/24
2	10096312	1	OF	Washington	DC	Actual/360	3.166%	163,593.89	0.00	0.00	N/A	11/04/24	--	60,000,000.00	60,000,000.00	10/04/24
3	10096313	1	OF	Irvine	CA	Actual/360	4.181%	197,010.21	54,720,413.98	0.00	N/A	11/10/24	--	54,720,413.98	0.00	11/10/24
4	10096314	1	LO	Various	Various	Actual/360	4.450%	99,896.82	61,257.93	0.00	N/A	02/01/25	--	26,069,486.36	26,008,228.43	11/01/24
4A	10250511	1				Actual/360	4.450%	71,526.15	43,860.70	0.00	N/A	02/01/25	--	18,665,759.27	18,621,898.57	11/01/24
5	10096315	1	RT	Miami	FL	Actual/360	4.200%	177,216.67	0.00	0.00	N/A	01/01/25	--	49,000,000.00	49,000,000.00	11/01/24
6	10096316	1	MF	Raleigh	NC	Actual/360	4.378%	154,267.45	58,798.11	0.00	N/A	02/01/25	--	40,916,528.27	40,857,730.16	11/01/24
7	10096317	1	RT	Lakewood	CA	Actual/360	4.000%	131,577.78	0.00	0.00	N/A	01/01/25	--	38,200,000.00	38,200,000.00	11/01/24
8	10096318	1	SS	Various	Various	Actual/360	4.450%	74,583.68	120,701.94	0.00	N/A	01/01/35	--	19,463,664.45	19,342,962.51	11/01/24
10	10096320	1	OF	Hoover	AL	Actual/360	4.450%	84,215.50	36,425.14	0.00	N/A	12/06/24	--	21,977,223.82	21,940,798.68	11/06/24
11	10096321	1	MU	Plano	TX	Actual/360	4.145%	61,929.43	30,374.93	0.00	N/A	12/01/24	--	17,350,555.37	17,320,180.44	11/01/24
12	10096322	1	RT	Greece	NY	Actual/360	4.200%	61,563.11	31,227.90	0.00	N/A	02/01/25	--	17,022,058.45	16,990,830.55	08/01/20
13	10096323	1	RT	Various	Various	Actual/360	4.300%	52,334.99	29,318.80	0.00	N/A	02/01/25	--	14,133,979.74	14,104,660.94	11/01/24
14	10096324	1	OF	Chandler	AZ	Actual/360	4.250%	48,528.16	13,260,065.31	0.00	N/A	02/06/25	--	13,260,065.31	0.00	11/06/24
16	10096326	1	LO	Romulus	MI	Actual/360	4.500%	43,646.27	26,276.30	0.00	N/A	02/06/25	--	11,263,552.41	11,237,276.11	11/06/24
17	10096327	1	RT	Walnut Creek	CA	Actual/360	3.990%	40,364.66	24,008.60	0.00	N/A	01/01/25	--	11,748,143.90	11,724,135.30	11/01/24
18	10096328	1	LO	Morgantown	WV	Actual/360	4.400%	0.00	0.00	0.00	N/A	01/01/25	--	9,725,865.56	9,725,865.56	10/01/20
19	10096329	1	OF	Sugar Land	TX	Actual/360	4.185%	35,787.88	19,665.06	0.00	N/A	01/01/25	--	9,930,733.05	9,911,067.99	11/01/24
21	10096331	1	MF	Pueblo	CO	Actual/360	4.350%	30,538.81	24,857.23	0.00	N/A	02/01/25	--	8,152,740.87	8,127,883.64	11/01/24
22	10096332	1	MF	Sacramento	CA	Actual/360	4.400%	30,751.40	19,324.69	0.00	N/A	01/01/25	--	8,116,204.94	8,096,880.25	11/01/24
28	10096338	1	RT	Various	Various	Actual/360	4.350%	21,021.15	35,378.53	0.00	N/A	12/01/24	--	5,611,875.88	5,576,497.35	11/01/24
29	10096339	1	IN	Owings Mills	MD	Actual/360	4.810%	29,750.59	7,182,759.32	0.00	08/01/23	02/01/25	--	7,182,759.32	0.00	11/01/24
30	10096340	1	MU	Ann Arbor	MI	Actual/360	4.400%	23,193.15	22,196.02	0.00	N/A	02/01/25	--	6,121,357.95	6,099,161.93	11/01/24
31	10096341	1	MH	Various	MD	Actual/360	4.110%	23,520.46	16,391.28	0.00	N/A	02/01/25	--	6,645,761.43	6,629,370.15	11/01/24
32	10096342	1	MU	Charlotte	NC	Actual/360	4.300%	26,008.90	14,570.56	0.00	N/A	02/01/25	--	7,024,159.55	7,009,588.99	10/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	10096343	1	98	Lansdowne	PA	Actual/360	4.245%	24,200.02	16,115.05	0.00	N/A	01/01/25	--	6,620,318.02	6,604,202.97	11/01/24
34	10096344	1	IN	Bronx	NY	Actual/360	3.850%	19,277.77	22,289.42	0.00	N/A	02/01/25	--	5,814,828.65	5,792,539.23	11/01/24
35	10096345	1	OF	Various	MI	Actual/360	4.385%	24,198.53	6,408,556.11	0.00	N/A	01/06/25	--	6,408,556.11	0.00	11/06/24
36	10096346	1	RT	Paramus	NJ	Actual/360	4.200%	23,464.46	14,678.88	0.00	N/A	02/01/25	--	6,487,868.46	6,473,189.58	11/01/24
37	10096347	1	LO	Dania	FL	Actual/360	3.470%	17,882.52	16,117.73	0.00	N/A	02/01/25	--	5,984,668.69	5,968,550.96	11/01/24
39	10096349	1	OF	Fort Lauderdale	FL	Actual/360	4.430%	22,715.26	14,032.58	0.00	N/A	02/01/25	--	5,954,630.51	5,940,597.93	11/01/24
40	10096350	1	LO	Kalamazoo	MI	Actual/360	4.308%	21,059.54	13,614.35	0.00	N/A	02/06/25	--	5,676,934.79	5,663,320.44	11/06/24
41	10096351	1	MU	Hermosa Beach	CA	Actual/360	4.395%	25,356.71	0.00	0.00	N/A	01/01/25	--	6,700,000.00	6,700,000.00	11/01/24
42	10096352	1	IN	Arlington	TX	Actual/360	4.340%	20,788.20	11,531.30	0.00	N/A	01/06/25	--	5,562,474.09	5,550,942.79	11/06/24
43	10096353	1	RT	Orland	CA	Actual/360	4.120%	21,747.88	0.00	0.00	N/A	02/01/25	--	6,130,000.00	6,130,000.00	11/01/24
44	10096354	1	MF	Tampa	FL	Actual/360	4.445%	19,017.80	11,753.91	0.00	N/A	01/01/25	--	4,968,546.24	4,956,792.33	11/01/24
45	10096355	1	RT	Marietta	GA	Actual/360	4.367%	18,629.86	11,849.45	0.00	N/A	01/01/25	--	4,953,559.64	4,941,710.19	11/01/24
46	10096356	1	MU	Mammoth Lakes	CA	Actual/360	4.350%	18,308.84	10,813.15	0.00	N/A	02/06/25	--	4,887,789.40	4,876,976.25	11/06/24
47	10096357	1	RT	Templeton	CA	Actual/360	4.500%	18,798.43	9,069.26	0.00	N/A	02/01/25	--	4,851,208.08	4,842,138.82	11/01/24
48	10096358	1	MF	Swansea	IL	Actual/360	4.300%	17,689.94	8,661.96	0.00	N/A	01/01/25	--	4,777,479.41	4,768,817.45	11/01/24
49	10096359	1	MU	Macomb	MI	Actual/360	4.500%	16,724.67	10,129.65	0.00	N/A	01/06/25	--	4,316,044.92	4,305,915.27	11/06/24
50	10096360	1	MF	Fairview Heights	IL	Actual/360	4.300%	17,440.79	8,539.96	0.00	N/A	01/01/25	--	4,710,190.70	4,701,650.74	11/01/24
51	10096361	1	MF	Rochester	NY	Actual/360	4.250%	15,107.18	9,981.75	0.00	N/A	02/01/25	--	4,127,959.00	4,117,977.25	11/01/24
52	10096362	1	RT	Hillsboro	OR	Actual/360	4.140%	12,837.11	13,407.17	0.00	N/A	02/01/25	--	3,600,871.99	3,587,464.82	11/01/24
53	10096363	1	MU	Raleigh	NC	Actual/360	4.350%	14,781.48	8,167.64	0.00	N/A	01/06/25	--	3,946,113.55	3,937,945.91	11/06/24
54	10096364	1	98	Lafayette	IN	Actual/360	4.350%	14,384.18	7,401.31	0.00	N/A	01/01/25	--	3,840,047.16	3,832,645.85	11/01/24
55	10096365	1	RT	San Antonio	TX	Actual/360	4.600%	13,281.57	6,198.92	0.00	N/A	01/01/25	--	3,352,992.03	3,346,793.11	11/01/24
58	10096368	1	RT	Palm Harbor	FL	Actual/360	4.090%	9,415.50	4,676.96	0.00	N/A	02/01/25	--	2,673,380.51	2,668,703.55	11/01/24
59	10096369	1	MF	Belleville	IL	Actual/360	4.300%	9,633.96	4,717.31	0.00	N/A	01/01/25	--	2,601,819.77	2,597,102.46	11/01/24
60	10096370	1	RT	Garland	TX	Actual/360	5.150%	10,695.19	5,139.57	0.00	N/A	01/01/30	--	2,411,692.99	2,406,553.42	11/01/24
61	10096371	1	RT	Marion	IL	Actual/360	4.500%	9,890.98	4,169.54	0.00	N/A	01/01/25	--	2,552,511.91	2,548,342.37	11/01/24
62	10096372	1	MF	Cleveland Heights	OH	Actual/360	4.526%	7,385.55	4,430.83	0.00	N/A	01/06/25	--	1,895,000.75	1,890,569.92	11/06/24
63	10096373	1	RT	Northfield	MN	Actual/360	4.090%	7,061.62	3,507.72	0.00	N/A	02/01/25	--	2,005,035.65	2,001,527.93	11/01/24
Totals								2,361,942.05	82,437,423.81	0.00				672,615,412.90	590,177,989.09
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	0.00	7,807,549.60	01/01/23	12/31/23	01/11/23	16,262,009.00	0.00	97,149.77	97,149.77	0.00	0.00
1A	1	0.00	7,807,549.60	01/01/23	12/31/23	01/11/23	16,262,009.00	0.00	97,149.77	97,149.77	0.00	0.00
1B	1	0.00	7,807,549.60	01/01/23	12/31/23	02/11/22	1,875,000.00	0.00	6,201.04	6,201.04	0.00	0.00
1C	1	0.00	7,807,549.60	01/01/23	12/31/23	02/11/22	1,875,000.00	0.00	6,201.04	6,201.04	0.00	0.00
2	1	16,455,759.00	6,887,586.37	01/01/24	06/30/24	--	0.00	0.00	162,335.81	162,335.81	0.00	0.00
3	1	0.00	31,827,586.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	6,445,431.56	5,834,119.88	10/01/23	09/30/24	11/12/21	0.00	0.00	0.00	0.00	0.00	0.00
4A	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	3,856,424.51	1,807,858.31	01/01/24	06/30/24	01/11/21	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,801,217.77	1,889,586.17	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	4,093,371.00	2,237,796.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	6,329,109.72	3,322,652.03	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,301,968.73	1,166,262.30	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	2,426,659.49	2,355,616.98	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	409,868.22	01/01/23	06/30/23	06/12/23	9,536,213.55	1,323,076.38	57,852.62	2,815,483.95	587,499.72	0.00
13	1	1,296,482.24	1,395,328.86	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	1,879,118.42	1,438,688.34	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	1,409,746.18	2,714,302.43	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	16,417.47	0.00
17	1	192,890.88	1,110,341.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	862,008.00	578,976.00	07/01/19	06/30/20	06/12/23	7,111,896.00	640,295.93	(347.15)	1,449,011.42	268,807.63	0.00
19	1	652,905.72	472,115.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1	1,371,289.12	1,164,280.25	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	1,098,649.00	1,281,142.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	980,780.58	207,281.19	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,025,783.56	546,449.26	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	1,078,339.66	911,361.96	07/01/23	06/30/24	--	0.00	0.00	40,175.12	40,175.12	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1	1,762,099.09	1,407,810.76	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	1,031.90	0.00
35	1	705,483.95	938,419.42	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	605,859.26	327,229.82	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	2,092,574.20	2,053,696.88	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	919,656.40	471,725.21	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	901,868.82	929,042.06	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	500,955.17	267,039.12	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	1,037,020.76	787,602.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	549,191.17	262,500.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	841,247.79	853,031.06	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	610,952.85	473,199.15	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	484,300.69	275,462.41	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	1,279.25	0.00
50	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1	176,656.91	108,859.58	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	755,294.20	584,522.22	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	677,070.61	299,300.21	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	452,108.00	460,044.85	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	339,134.67	333,231.67	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	319,999.92	320,000.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	1	341,941.00	162,624.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	245,479.16	242,828.37	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	258,797.95	276,791.14	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	286,016.73	118,364.53	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		73,421,644.44	112,742,722.45				52,922,127.55	1,963,372.31	466,718.03	4,673,707.92	875,035.97	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
14	10096324	1	13,232,342.79	Payoff Prior to Maturity	0.00	0.00
29	10096339	1	7,164,710.34	Payoff Prior to Maturity	0.00	0.00
35	10096345	1	6,393,264.49	Payoff Prior to Maturity	0.00	0.00
Totals			26,790,317.62		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 19 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/24	0	0.00	0	0.00	2	26,716,696.11	2	65,990,830.55	1	9,725,865.56	0	0.00	0	0.00	3	26,790,317.62	4.124445%	4.096840%	6
10/18/24	0	0.00	0	0.00	2	26,747,924.01	2	66,022,058.45	1	9,725,865.56	0	0.00	0	0.00	2	11,502,320.43	4.141586%	4.114855%	7
09/17/24	0	0.00	0	0.00	2	26,781,021.97	2	66,055,156.41	1	9,725,865.56	0	0.00	0	0.00	2	12,295,647.95	4.145457%	4.118898%	8
08/16/24	0	0.00	0	0.00	2	26,812,018.06	2	66,086,152.50	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.147806%	4.120726%	9
07/17/24	0	0.00	0	0.00	2	26,842,902.45	2	66,117,036.89	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.148067%	4.120985%	10
06/17/24	0	0.00	0	0.00	2	26,875,669.15	2	66,149,803.59	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.148339%	4.121257%	11
05/17/24	0	0.00	0	0.00	2	26,906,324.17	2	66,180,458.61	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.148596%	4.121512%	12
04/17/24	0	0.00	0	0.00	2	26,938,869.67	2	66,213,004.11	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.148865%	4.121780%	13
03/15/24	0	0.00	4	62,500,000.00	2	26,969,296.94	2	66,243,431.38	1	9,725,865.56	4	62,500,000.00	0	0.00	0	0.00	4.149119%	4.122032%	14
02/16/24	4	62,500,000.00	0	0.00	2	27,003,631.51	2	66,277,765.95	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.149398%	4.122310%	15
01/18/24	0	0.00	0	0.00	2	27,033,825.40	2	66,307,959.84	1	9,725,865.56	0	0.00	0	0.00	1	13,778,024.52	4.149648%	4.122559%	16
12/15/23	0	0.00	0	0.00	2	27,063,910.48	2	66,338,044.92	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.152769%	4.125882%	17
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10096311	10/01/24	0	B	97,149.77	97,149.77	0.00	29,375,000.00	07/16/20	1
1A	10096412	10/01/24	0	B	97,149.77	97,149.77	0.00	29,375,000.00	07/16/20	1
1B	10096413	10/01/24	0	B	6,201.04	6,201.04	0.00	1,875,000.00	07/16/20	1
1C	10096414	10/01/24	0	B	6,201.04	6,201.04	0.00	1,875,000.00	07/06/20	1
2	10096312	10/04/24	0	5	162,335.81	162,335.81	0.00	60,000,000.00	11/01/24	1
12	10096322	08/01/20	50	3	57,852.62	2,815,483.95	609,209.15	18,340,349.16	10/22/20	2		03/31/22
18	10096328	10/01/20	48	3	(347.15)	1,449,011.42	577,201.01	10,471,997.86	10/13/20	7			05/12/21
32	10096342	10/01/24	0	A	40,175.12	40,175.12	0.00	7,024,159.55
Totals					466,718.03	4,673,707.92	1,186,410.16	158,336,506.57
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		60,000,000	0	60,000,000		0
0 - 6 Months		445,928,473	370,211,777	0		75,716,696
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		62,500,000	62,500,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		21,749,516	21,749,516	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-24	590,177,989	563,461,293	0	0	0	26,716,696
Oct-24	672,615,413	645,867,489	0	0	0	26,747,924
Sep-24	685,212,145	658,431,123	0	0	0	26,781,022
Aug-24	698,564,936	671,752,918	0	0	0	26,812,018
Jul-24	699,618,122	672,775,219	0	0	0	26,842,902
Jun-24	700,724,143	673,848,474	0	0	0	26,875,669
May-24	701,769,245	674,862,921	0	0	0	26,906,324
Apr-24	702,867,471	675,928,602	0	0	17,213,004	9,725,866
Mar-24	703,904,549	614,435,252	0	62,500,000	17,243,431	9,725,866
Feb-24	705,052,345	615,548,713	62,500,000	0	17,277,766	9,725,866
Jan-24	706,081,240	679,047,415	0	0	17,307,960	9,725,866
Dec-23	720,906,427	693,842,516	0	0	17,338,045	9,725,866
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	10096412	29,375,000.00	29,375,000.00	57,400,000.00	06/26/23	5,994,427.68	1.23000	12/31/23	03/01/25	I/O
1B	10096413	1,875,000.00	1,875,000.00	57,400,000.00	06/26/23	5,994,427.68	1.23000	12/31/23	03/01/25	I/O
1	10096311	29,375,000.00	29,375,000.00	57,400,000.00	06/26/23	13,165,354.00	2.62962	12/31/14	03/01/25	I/O
1C	10096414	1,875,000.00	1,875,000.00	57,400,000.00	06/26/23	5,994,427.68	1.23000	12/31/23	03/01/25	I/O
2	10096312	60,000,000.00	60,000,000.00	309,000,000.00	09/05/14	6,704,958.37	1.40000	06/30/24	11/04/24	I/O
12	10096322	16,990,830.55	18,340,349.16	10,100,000.00	03/01/23	316,847.72	0.57000	06/30/23	02/01/25	242
18	10096328	9,725,865.56	10,471,997.86	6,000,000.00	04/10/24	445,494.00	0.64000	06/30/20	01/01/25	241
Totals		149,216,696.11	151,312,347.02	554,700,000.00		38,615,937.13

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 31

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	10096311	RT	CA	07/16/20	1
"	11/12/2024

11.01.24: Loan transferred to SS on 7/16/20, due to monetary default after the property closed from March through May 2020 due to COVID-19. The collateral is a fee simple interest in a portion of a two-story enclosed mall with multi-story anchor buildings located in Palm Desert, CA. The property was built in 1983 and contains a total of 986,323 sq. ft. of gross leasable area on a 52.83-acre parcel of land. Collateral for the loan is a 512k SF portion of the property, with the remainder of leasable area attributed to unowned anchor spaces (Macy’s, Former Sears; closed 2020, and JCPenney). Following monetary default, a notice of default was issued in August 2020 and a non-judicial foreclosure action was filed in June 2021, after lender an d borrower were unable to reach agreement. The property was under receivership during this time. In November 2023, Pacific Retail Capital Partners acquired the property and assumed the existing underlying debt.

In conjunction, the loan was modified to include, amongst other things, a two-year maturity extension with additional options provided. The loan remains in cash sweep through the extended maturity, with all excess cash flow held in reserve. The formal dismissal of the receiver was filed in August and receivership accounts have been closed. Court approval of the motion is pending, however Pacific Retail has been operating the asset since December 2023. As of Q3 2024, the property’s occupancy rate is 78.5%.
"

1A	10096412	Various	Various	07/16/20	1
"	11/12/2024

11.01.24: Loan transferred to SS on 7/16/20, due to monetary default after the property closed from March through May 2020 due to COVID-19. The collateral is a fee simple interest in a portion of a two-story enclosed mall with multi-story anchor buildings located in Palm Desert, CA. The property was built in 1983 and contains a total of 986,323 sq. ft. of gross leasable area on a 52.83-acre parcel of land. Collateral for the loan is a 512k SF portion of the property, with the remainder of leasable area attributed to unowned anchor spaces (Macy’s, Former Sears; closed 2020, and JCPenney). Following monetary default, a notice of default was issued in August 2020 and a non-judicial foreclosure action was filed in June 2021, after lender an d borrower were unable to reach agreement. The property was under receivership during this time. In November 2023, Pacific Retail Capital Partners acquired the property and assumed the existing underlying debt.

In conjunction, the loan was modified to include, amongst other things, a two-year maturity extension with additional options provided. The loan remains in cash sweep through the extended maturity, with all excess cash flow held in reserve. The formal dismissal of the receiver was filed in August and receivership accounts have been closed. Court approval of the motion is pending, however Pacific Retail has been operating the asset since December 2023. As of Q3 2024, the property’s occupancy rate is 78.5%.
"

1B	10096413	Various	Various	07/16/20	1
"	11/12/2024

11.01.24: Loan transferred to SS on 7/16/20, due to monetary default after the property closed from March through May 2020 due to COVID-19. The collateral is a fee simple interest in a portion of a two-story enclosed mall with multi-story anchor buildings located in Palm Desert, CA. The property was built in 1983 and contains a total of 986,323 sq. ft. of gross leasable area on a 52.83-acre parcel of land. Collateral for the loan is a 512k SF portion of the property, with the remainder of leasable area attributed to unowned anchor spaces (Macy’s, Former Sears; closed 2020, and JCPenney). Following monetary default, a notice of default was issued in August 2020 and a non-judicial foreclosure action was filed in June 2021, after lender an d borrower were unable to reach agreement. The property was under receivership during this time. In November 2023, Pacific Retail Capital Partners acquired the property and assumed the existing underlying debt.

In conjunction, the loan was modified to include, amongst other things, a two-year maturity extension with additional options provided. The loan remains in cash sweep through the extended maturity, with all excess cash flow held in reserve. The formal dismissal of the receiver was filed in August and receivership accounts have been closed. Court approval of the motion is pending, however Pacific Retail has been operating the asset since December 2023. As of Q3 2024, the property’s occupancy rate is 78.5%.
"

1C	10096414	Various	Various	07/06/20	1
"	11/12/2024

11.01.24: Loan transferred to SS on 7/16/20, due to monetary default after the property closed from March through May 2020 due to COVID-19. The collateral is a fee simple interest in a portion of a two-story enclosed mall with multi-story anchor buildings located in Palm Desert, CA. The property was built in 1983 and contains a total of 986,323 sq. ft. of gross leasable area on a 52.83-acre parcel of land. Collateral for the loan is a 512k SF portion of the property, with the remainder of leasable area attributed to unowned anchor spaces (Macy’s, Former Sears; closed 2020, and JCPenney). Following monetary default, a notice of default was issued in August 2020 and a non-judicial foreclosure action was filed in June 2021, after lender an d borrower were unable to reach agreement. The property was under receivership during this time. In November 2023, Pacific Retail Capital Partners acquired the property and assumed the existing underlying debt.

In conjunction, the loan was modified to include, amongst other things, a two-year maturity extension with additional options provided. The loan remains in cash sweep through the extended maturity, with all excess cash flow held in reserve. The formal dismissal of the receiver was filed in August and receivership accounts have been closed. Court approval of the motion is pending, however Pacific Retail has been operating the asset since December 2023. As of Q3 2024, the property’s occupancy rate is 78.5%.
"

2	10096312	OF	DC	11/01/24	1
"	11/5/2024	Loan was transferred to SS on 11/1/24.
"

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
12	10096322	RT	NY	10/22/20	2
"	11/12/2024

11.01.24 - Loan was transferred to SS on 10/22/20 due to payment default. Property is a 175.9k sq. ft. retail center in Greece, NY, built in 1975 on a 16.88 acre parcel. Payment default (noticed on 11/4/21), arose following loss of primary tenant Toys R Us in 2018. The COVID-19 pandemic and death of the guarantor caused further disruption. Borrower executed a PNA and engaged in loan modification discussions while seeking to lease-up the property. With leasing efforts unsuccessful, legal enforcement commenced with a foreclosure action on 04/01/22. A petition to appoint a receiver was filed on 6/2/22 and they have been in place since that time. A motion for summary judgment was filed and granted.

The Court granted summary judgment as to liability and referred the damages computation to a court-appointed Referee. The calculation of damages was approved by the Referee in July 2024, with the full amount awarded. Trust Counsel then filed a motion for final judgment of foreclosure and sale, which will be followed by sale of the property at public auction. The matter has been administratively adjourned until November. The receiver’s focus continues to be securing current tenants via renewals, while also improving occupancy, which has improved to 71.4% as of 9/30/2024.
"

© 2021 Computershare. All rights reserved. Confidential.						Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	10096328	LO	WV	10/13/20	7
"	11/12/2024

11.01.24: Loan transferred to SS on 10/13/20. Property is on a 5.95?acre site in Morgantown, WV. Collateral is a 4?story, 95?room ltd? service Fairfield Inn & Suites. The asset was built in 2008 and renovated in 2017. Following payment default on 11/1/20, foreclosure was filed and the hotel was taken REO in May 2021. Following the peak of the Covid-19 pandemic, the property saw slow recovery through 2022, as classes/sporting events resumed at the university.

Strong demand was seen in 202 2, though performance fell below forecast and historical figures in large part due to rooms falling out of inventory (they have since been remediated and are back in service). At YE 2023 year-over-year occupancy improved to 68.46% and ADR to $103.55. For the year, total revenues rose to $2.5m. YE 2023 NOI was $244,207 against a YE 2022 negative NOI of -$98,296. As of 6/30/2024, the property reported occupancy of 59.8% and ADR of $105.84.

SS expects to market the hotel for sale in H1 2025.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

					Modified Loan Detail
		Pre-Modification			Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
				Rate	Balance	Rate
Pros ID	Loan Number	Group	Balance				Code¹	Date	Date	Date
5	10096315	1	0.00	4.20000%	0.00	4.20000%	8	02/18/22	02/18/22	07/11/22
5	10096315	1	0.00	4.20000%	0.00	4.20000%	8	07/11/22	02/18/22	02/18/22
36	10096346	1	0.00	4.20000%	0.00	4.20000%	8	03/01/20	02/26/21	08/17/22
36	10096346	1	0.00	4.20000%	0.00	4.20000%	8	08/17/22	02/26/21	03/01/20
37	10096347	1	0.00	3.47000%	0.00	3.47000%	8	06/22/20	06/22/20	06/22/20
40	10096350	1	0.00	4.30800%	0.00	4.30800%	8	10/26/20	08/04/20	08/04/20
40	10096350	1	0.00	4.30800%	0.00	4.30800%	8	08/04/20	08/04/20	10/26/20
Totals			0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	10096337 09/16/22	8,444,311.84	10,700,000.00	10,629,877.32	2,398,444.04	10,006,097.75	7,607,653.71	836,658.13	0.00	103,104.66	733,553.47	8.15%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,444,311.84	10,700,000.00	10,629,877.32	2,398,444.04	10,006,097.75	7,607,653.71	836,658.13	0.00	103,104.66	733,553.47

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	10096337	07/17/23	0.00	0.00	733,553.47	0.00	0.00	334.49	0.00	0.00	731,361.38
		05/17/23	0.00	0.00	733,218.98	0.00	0.00	29,675.92	0.00	0.00
		03/17/23	0.00	0.00	703,543.06	0.00	85.33	(8,447.48)	0.00	0.00
		11/18/22	0.00	0.00	711,905.21	0.00	2,106.76	(126,859.68)	0.00	0.00
		09/16/22	0.00	0.00	836,658.13	0.00	0.00	836,658.13	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	733,553.47	0.00	2,192.09	731,361.38	0.00	0.00	731,361.38

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	6,323.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	6,323.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	403.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	403.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,664.47	0.00	0.00	34,037.66	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,093.76	0.00	0.00	0.00	0.00	36,850.22	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,213.09	0.00	0.00	34,037.66	0.00	36,850.22	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		90,100.97

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31